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                                                                     May 6, 1997



VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:     Office of Filings, Information & Consumer
Services

     RE:  Endeavor Series Trust (the "Trust")
          File Nos. 33-27352 and 811-5780
          CIK # 847254
          -----------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that prospectus and statement of additional information for the Endeavor Series Trust does not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on May 1, 1997.

         Any comments on this filing should be directed to me at (202) 775-8190. Please return an electronic transmittal as evidence of your receipt of this filing.

                                                               Very truly yours,

                                                             /s/Robert N. Hickey
                                                                Robert N. Hickey

RNH\dla

cc:  V. McGuinness - Endeavor Management Co.
     V. McGuinness, Jr. - Endeavor Management Co.
     Frank Camp - PFL Life Insurance Company
     G. Hanson, Esq. - First Data Investor Services Group,
                       Inc.


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